Fair Value (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value Measurements of Energy Commodity Derivative Contracts and Interest Rate Swap Agreement Assets Table
	Asset fair value measurements using
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2011
Energy commodity derivative contracts(a)	$107.9	$34.1	$47.0	$26.8
Interest rate swap agreements	$595.5	$-	$595.5	$-

As of December 31, 2010
Energy commodity derivative contracts(a)	$67.1	$-	$23.5	$43.6
Interest rate swap agreements	$217.6	$-	$217.6	$-
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Fair Value Measurements of Energy Commodity Derivative Contracts and Interest Rate Swap Agreement Liabilities Table
	Liability fair value measurements using
	Total	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2011
Energy commodity derivative contracts(a)	$(159.5)	$(14.5)	$(124.9)	$(20.1)
Interest rate swap agreements	$-	$-	$-	$-

As of December 31, 2010
Energy commodity derivative contracts(a)	$(384.5)	$-	$(359.7)	$(24.8)
Interest rate swap agreements	$(69.2)	$-	$(69.2)	$-
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(a)
Level 1 consists primarily of NYMEX natural gas futures.  Level 2 consists primarily of OTC West Texas Intermediate swaps and OTC natural gas swaps that are settled on NYMEX.  Level 3 consists primarily of natural gas basis swaps and West Texas Intermediate options.

Significant Unobservable Inputs (Level 3) Table
The table below provides a summary of changes in the fair value of our Level 3 energy commodity derivative contracts for each of the years ended December 31, 2011 and 2010 (in millions):

Significant unobservable inputs (Level 3)

	Year Ended December 31,
	2011	2010
Derivatives-net asset (liability)
Beginning of period	$18.8	$13.0
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Total gains or (losses):
Included in earnings	(2.3)	(1.2)
Included in other comprehensive income	(11.4)	2.9
Purchases	4.6	-
Issuances	-	-
Sales	-	-
Settlements	(3.0)	4.1
End of period	$6.7	$18.8

The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or (losses) relating to assets held at the reporting date	$(1.7)	$(4.2)

Estimated Fair Value of Outstanding Debt Balance
The estimated fair value of our outstanding debt balance as of December 31, 2011 and 2010 (both short-term and long-term, but excluding the value of interest rate swaps), is disclosed below (in millions):

	December 31, 2011		December 31, 2010
	Carrying Value	Estimated fair value	Carrying Value	Estimated fair value
Total debt	$12,797.3	$14,237.5	$11,539.8	$12,443.4